Separate Account Assets and Liabilities - Aggregate Fair Value of Assets, by Major Investment Asset Category (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Fair Value, Separate Account Investment [Line Items]
Separate account assets	[1]	$ 195,906,000	$ 248,949,000
Equity
Fair Value, Separate Account Investment [Line Items]
Separate account assets		132,547,000	171,813,000
Bond
Fair Value, Separate Account Investment [Line Items]
Separate account assets		19,155,000	24,059,000
Balanced
Fair Value, Separate Account Investment [Line Items]
Separate account assets		40,797,000	50,534,000
Money Market
Fair Value, Separate Account Investment [Line Items]
Separate account assets		3,051,000	2,063,000
Variable Annuities
Fair Value, Separate Account Investment [Line Items]
Separate account assets		195,550,000	248,469,000
Other Product Lines
Fair Value, Separate Account Investment [Line Items]
Separate account assets		$ 356,000	$ 480,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.